Note 2 - Significant Accounting Policies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash Equivalents, at Carrying Value, Total	$ 6,000,000		$ 6,000,000		$ 5,700,000
Restricted Cash, Total	2,700,000		2,700,000		4,700,000
Impairment of Real Estate	$ 845,674		$ 845,674		$ 0	$ 532,951
Commercial Property [Member]
Number of Real Estate Properties Held for Sale	3		3
Model Home [Member]
Number of Real Estate Properties Held for Sale	4		4
Waterman Plaza [Member]
Impairment of Real Estate			$ 845,000